GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional Shares and Service Shares

of the

Goldman Sachs Global Markets Navigator Fund

(the "Fund")

Supplement dated January 30, 2015 to the

Prospectuses and Summary Prospectuses, each dated April 30, 2014

IMPORTANT NOTICE REGARDING CHANGE IN OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

At a meeting held on December 17, 2014, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved a change in the Fund's name, investment objective, principal strategy and benchmark. These changes will be effective on April 29, 2015.

The Fund's name will change to the "Goldman Sachs Global Trends Allocation Fund."

The Fund's current investment objective is to seek to achieve investment results that approximate the performance of the GS Global Markets Navigator IndexTM. The Fund's new investment objective will be to seek total return while seeking to provide volatility management.

The Fund will continue to have exposure to a broad spectrum of asset classes and geographic regions by investing in equity and fixed income securities of U.S. and non-U.S. issuers, pooled investment vehicles and certain types of derivatives. However, rather than passively investing in such instruments in order to seek to track an index, the Fund will employ active investment management techniques, which may involve buying and selling securities and other instruments potentially based upon analysis of economic and market factors. In addition, the Fund will seek to manage volatility and limit losses by allocating the assets away from risky investments in distressed market environments.

The Fund benchmarks will change from the GS Global Markets Navigator IndexTM, to the Global Trends Allocation Composite Index, which is comprised of the Morgan Stanley Capital International (MSCI) World Index (60%) and the Barclays U.S. Aggregate Bond Index (40%).

It is anticipated that there will be no change in the Fund's fee structure or in the Fund's portfolio management team as a result of the approvals described above.